Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets and Liabilities, Lessee [Abstract]
Lease right of use asset	$ 4,911	$ 5,544
Lease liabilities	$ 5,114	$ 5,769
Weighted average remaining lease term (years)	6 years 10 days	5 years 10 months 9 days
Weighted average discount rate	2.70%	2.40%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities